Accrued Expenses and Other Liabilities	12 Months Ended
Jun. 30, 2022
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

12 — ACCRUED EXPENSES AND OTHER LIABILITIES

As of June 30, 2022 and 2021, accrued expenses and other liabilities consisted of the following:

	As of June 30,
	2022	2021
Accrued payroll and welfare	$3,713,311	$3,275,364
Accrued professional fees	—	926,362
VAT and other taxes payable	512,917	540,571
Accrued expenses	372,790	109,929
	$4,599,018	$4,852,226